TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases) (Details) - Instruments [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 1,762	$ 1,461
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 1,762	$ 1,461